ORGANIZATION AND NATURE OF OPERATIONS (Details)		1 Months Ended					12 Months Ended
	Jun. 08, 2015	Jul. 31, 2016 CNY (¥)	Sep. 29, 2015	Sep. 22, 2015	May 28, 2015 USD ($)	May 24, 2006	Sep. 30, 2019 UGX (USh) shares	Sep. 30, 2019 CNY (¥) shares	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 UGX (USh) shares	Sep. 30, 2018 $ / shares	Mar. 21, 2018 $ / shares	Sep. 28, 2017 CNY (¥)	Dec. 19, 2016 shares	Dec. 04, 2001 CNY (¥)	Dec. 24, 1999 CNY (¥)
Common stock, shares authorized | shares							50,000,000	50,000,000	50,000,000	50,000,000				9,000,000
Common stock, no par value | $ / shares									$ 0		$ 0	$ 0
Common stock, shares, issued | shares							16,558,037	16,558,037	16,558,037	16,528,037
Common stock, shares outstanding | shares							16,558,037	16,558,037	16,558,037	16,528,037
Holding One
Ownership interest							52.21%
Holding Two
Registered capital | $					$ 1,000,000
Paid in capital | $									$ 0
Holding Three
Registered capital | $									20,000,000
Paid in capital | $									0
Holding Four
Registered capital													¥ 100,000,000
Registered and paid in capital		¥ 30,000,000													¥ 20,000,000
Proceeds from contributed capital		9,900,000
Ownership interest			99.00%
Holding Five
Registered and paid in capital																¥ 2,880,000
Ownership interest	100.00%			100.00%
Holding Six
Registered capital								¥ 5,000,000
Paid in capital								¥ 1,020,000
Ownership interest							90.00%
Holding Six | Third Party
Ownership interest							10.00%
Holding Seven
Registered capital | USh										USh 20,000,000
Paid in capital | USh							USh 0			USh 0
Ownership interest							80.00%
Holding Seven | Third Party
Ownership interest							20.00%
Holding Eight
Registered capital | $									50,000
Paid in capital | $									$ 0
ZK Industry
Ownership interest					40.00%		100.00%
HUANG Jian Cong | Holding One
Ownership interest							29.38%
HUANG Jian Cong | Holding Four
Proceeds from contributed capital		¥ 100,000
Ownership interest			1.00%			45.00%
HUANG Jian Cong | Holding Five
Ownership interest	22.57%
WANG Ming Jie | Holding One
Ownership interest							10.87%
WANG Ming Jie | Holding Four
Ownership interest						20.00%
WANG Ming Jie | Holding Five
Ownership interest	38.89%
WANG Guo Lin | Holding One
Ownership interest							10.87%
WANG Guo Lin | Holding Four
Ownership interest						20.00%
WANG Guo Lin | Holding Five
Ownership interest	27.78%
WANG Jian Di | Holding One
Ownership interest							1.09%
WANG Jian Di | Holding Four
Ownership interest						10.00%
WANG Jian Di | Holding Five
Ownership interest	5.21%
WANG Yang Ming | Holding Four
Ownership interest						5.00%
WANG Yang Ming | Holding Five
Ownership interest	5.55%
CHENG Kai Chun | Holding Two
Ownership interest					60.00%